UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   9-30-11

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-09-11

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              38

Form 13F Information Table Value Total:                          333,668
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                               TITLE                             SH/PRN;
        NAME OF ISSUE        OF CLASS       CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group       Com        008252108  12,693     162,622SH    SOLE       N/A       133,517  0    29,105
American Cap Ltd                Com        02503Y103   1,441     211,311SH    SOLE       N/A       150,728  0    60,583
Ares Cap Corp                   Com        04010L103  14,765   1,072,291SH    SOLE       N/A       890,121  0   182,170
Berkshire Hathaway Inc Del   Cl B New      084670702  16,807     236,588SH    SOLE       N/A       196,988  0    39,600
Best Buy Inc                    Com        086516101   7,150     306,877SH    SOLE       N/A       253,867  0    53,010
Brookfield Asset Mgmt Inc    Cl A Ltd Vt S 112585104  15,258     553,823SH    SOLE       N/A       458,193  0    95,630
BT Group PLC                    Adr        05577E101  10,925     410,079SH    SOLE       N/A       338,139  0    71,940
Canadian Natl Ry Co             Com        136375102  13,079     196,433SH    SOLE       N/A       162,733  0    33,700
Cemex Sab De Cv              Spon ADR New  151290889   1,800     569,471SH    SOLE       N/A       474,829  0    94,642
Exxon Mobile Corp               Com        30231G102   4,490      61,821SH    SOLE       N/A        52,457  0     9,364
General Growth Pptys Inc N      Com        370023103   5,089     420,567SH    SOLE       N/A       352,342  0    68,225
HCC Ins Hldgs Inc               Com        404132102  19,383     716,558SH    SOLE       N/A       595,648  0   120,910
Helmerich & Payne Inc           Com        423452101   6,157     151,662SH    SOLE       N/A       124,322  0    27,340
Howard Hughes Corp              Com        44267D107     393       9,327SH    SOLE       N/A         6,553  0     2,774
Johnson Ctls Inc                Com        478366107   7,287     276,350SH    SOLE       N/A       227,920  0    48,430
Johnson & Johnson               Com        478160104  11,252     176,666SH    SOLE       N/A       147,026  0    29,640
JP Morgan Chase & Co            Com        46625H100  12,074     400,848SH    SOLE       N/A       333,623  0    67,225
Kimberly Clark Corp             Com        494368103   3,406      47,970SH    SOLE       N/A        40,560  0     7,410
Kinder Morgan Inc Del           Com        49456B101  14,555     562,171SH    SOLE       N/A       469,041  0    93,130
Level 3 Communications Inc      Com        52729N100   9,772   6,558,336SH    SOLE       N/A     5,376,276  0 1,182,060
Lockheed Martin Corp            Com        539830109   9,374     129,041SH    SOLE       N/A       107,045  0    21,996
Markel Corp                     Com        570535104   6,488      18,167SH    SOLE       N/A        15,049  0     3,118
Medtronic Inc                   Com        585055106   1,631      49,070SH    SOLE       N/A        41,330  0     7,740
Meredith Corp                   Com        589433101   1,160      51,219SH    SOLE       N/A        45,259  0     5,960
NextEra Energy Inc              Com        65339F101   1,989      36,814SH    SOLE       N/A        29,674  0     7,140
Nucor Corp                      Com        670346105     606      19,165SH    SOLE       N/A        15,725  0     3,440
Posco                        Sponsored ADR 693483109   8,241     108,420SH    SOLE       N/A        89,348  0    19,072
Radian Group Inc                Com        750236101   3,568   1,629,262SH    SOLE       N/A     1,332,752  0   296,510
Reliance Steel & Aluminum       Com        759509102  10,577     311,005SH    SOLE       N/A       257,325  0    53,680
Sprint Nextel Corp           Com Ser 1     852061100   5,083   1,671,935SH    SOLE       N/A     1,375,655  0   296,280
Sysco Corp                      Com        871829107   2,434      93,990SH    SOLE       N/A        79,070  0    14,920
Taiwan Semiconductor Mfg L   Sponsored ADR 874039100  11,610   1,015,726SH    SOLE       N/A       843,489  0   172,237
TEVA Pharmaceutical Inds L      Adr        881624209  13,593     365,216SH    SOLE       N/A       305,236  0    59,980
Texas Instrs Inc                Com        882508104   8,829     331,300SH    SOLE       N/A       272,330  0    58,970
TJX Cos Inc New                 Com        872540109  16,550     298,364SH    SOLE       N/A       245,068  0    53,296
United Technologies Corp        Com        913017109  13,107     186,280SH    SOLE       N/A       154,190  0    32,090
Wal Mart Stores Inc             Com        931142103  17,245     332,278SH    SOLE       N/A       273,668  0    58,610
Wells Fargo & Co New            Com        949746101  13,807     572,440SH    SOLE       N/A       472,730  0    99,710
